Notes Payable, Net - Narratives (Details) - USD ($) $ in Thousands				9 Months Ended
	May 02, 2025	Feb. 02, 2024	Apr. 26, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Nov. 13, 2024	Sep. 29, 2023	Feb. 28, 2022	Aug. 04, 2021
Notes Payable, Net
Debt issuance costs				$ 8,012	$ 6,868
Credit agreements
Notes Payable, Net
Principal Amount			$ 600,000				$ 825,000	$ 750,000
Debt term			5 years
Interest Rate				7.31%		7.51%
Canadian sub-facility
Notes Payable, Net
Principal Amount							110,000	85,000	$ 150,000
UK sub-facility
Notes Payable, Net
Principal Amount								$ 50,000	$ 35,000
US sub-facility
Notes Payable, Net
Principal Amount							$ 665,000
Senior unsecured bond due 2026
Notes Payable, Net
Principal Amount										$ 300,000
Interest Rate				6.00%		6.00%				6.00%
Debt issuance costs				$ 6,900
Amortization period of issuance costs				5 years
Debt issuance costs, balance				$ 1,100
Senior unsecured bond due 2029
Notes Payable, Net
Principal Amount		$ 400,000
Interest Rate		9.50%		9.50%		9.50%
Redemption price, percentage		100.00%
Debt issuance costs				$ 6,800
Amortization period of issuance costs				5 years
Debt issuance costs, balance				$ 4,600
Senior unsecured bond due 2030
Notes Payable, Net
Principal Amount	$ 500,000
Interest Rate	8.25%			8.25%
Redemption price, percentage	100.00%
Debt issuance costs				$ 8,000
Amortization period of issuance costs				5 years
Debt issuance costs, balance				$ 7,400